Significant Concentrations (Details) - Additivetechnolgies	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable [Member] | Other Vendor [Member]
Concentration Risk [Line Items]
Number of major vendor accounts payable over ten percent benchmark	0	0
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Major Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	32.00%	32.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Major Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%	10.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Major Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%	11.00%
Number of major vendor over ten percent benchmark	1	1
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Other Vendor [Member]
Concentration Risk [Line Items]
Number of major vendor over ten percent benchmark	0	0
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Number of major vendor accounts payable over ten percent benchmark	2	5
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Major Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%	18.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Major Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%	15.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Major Vendor Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		15.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Major Vendor Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Major Vendor Five [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Major Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.00%	21.00%
Number of customers over ten percent benchmark	1	1
Major Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of major customers accounts receivableover ten percent benchmark	2	2
Other Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Number of customers over ten percent benchmark	0	0
Other Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of major customers accounts receivableover ten percent benchmark	0	0